Stockholders' Deficit - Summary of Status of Warrants (Details) (Warrant [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Outstanding and exercisable common stock, Beginning Balance	17,762,048	3,765,923
Warrants, Granted		14,029,458
Warrants, Exercised	(57,125)
Warrants, Cancelled	(1,352,583)	33,333
Warrants, Outstanding and exercisablecommon stock, Ending Balance	16,352,340	17,762,048
Weighted Exercise Series A Convertible Preferred Stock, Outstanding and exercisable, Beginning Balance	3,000,000	3,000,000
Weighted Exercise Series A Convertible Preferred Stock, Granted
Weighted Exercise Series A Convertible Preferred Stock, Exercised
Weighted Exercise Series A Convertible Preferred Stock, Cancelled/Expired
Weighted Average Exercise Price, Outstanding and exercisable, Ending Balance	3,000,000	3,000,000